SUMMARY OF DISAGGREGATION OF REVENUE (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Product Information [Line Items]
Total revenue	$ 184,175	$ 1,827,245	$ 919,738	$ 2,961,572	$ 1,569,853
Continuing Operations [Member]
Product Information [Line Items]
Total revenue		1,827,245	919,738	2,961,572	1,569,853
Product [Member] | Continuing Operations [Member]
Product Information [Line Items]
Total revenue		184,139		184,175
Waste Collection And Disposal [Member] | Continuing Operations [Member]
Product Information [Line Items]
Total revenue		$ 1,643,106	$ 919,738	$ 2,777,397	$ 1,569,853